Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2019
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]

Financial assets/liabilities at fair value through profit or loss

in € m.	Dec 31, 2019	Dec 31, 2018
Trading Financial assets:
Trading assets:
Trading securities	97,986	140,720
Other trading assets[1]	12,889	12,017
Total trading assets	110,875	152,738
Positive market values from derivative financial instruments	332,931	320,058
Total Trading Financial assets	443,805	472,796
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	53,366	44,543
Securities borrowed	17,918	24,210
Loans	3,174	12,741
Other financial assets mandatory at fair value through profit or loss	12,443	18,951
Total Non-trading financial assets mandatory at fair value through profit or loss	86,901	100,444
Financial assets designated at fair value through profit or loss:
Loans	7	0
Other financial assets designated at fair value through profit or loss	0	104
Total financial assets designated at fair value through profit or loss	7	104
Total financial assets at fair value through profit or loss	530,713	573,344

[1]Includes traded loans of € 12.3 billion and € 11.5 billion at December 31, 2019 and 2018 respectively.

in € m.	Dec 31, 2019	Dec 31, 2018
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	36,692	59,629
Other trading liabilities	373	295
Total trading liabilities	37,065	59,924
Negative market values from derivative financial instruments	316,506	301,487
Total financial liabilities classified as held for trading	353,571	361,411
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	42,723	46,254
Loan commitments	1	0
Long-term debt	4,761	5,607
Other financial liabilities designated at fair value through profit or loss	2,847	1,895
Total financial liabilities designated at fair value through profit or loss	50,332	53,757
Investment contract liabilities	544	512
Total financial liabilities at fair value through profit or loss	404,448	415,680

Financial assets & liabilities designated at fair value through profit or loss

The Group has designated various lending relationships at fair value through profit or loss. Lending facilities consist of drawn loan assets and undrawn irrevocable loan commitments. The maximum exposure to credit risk on a drawn loan is its fair value. The Group’s maximum exposure to credit risk on drawn loans, including securities purchased under resale agreements and securities borrowed, was € 7 million and € 0 million as of December 31, 2019, and 2018, respectively. Exposure to credit risk also exists for undrawn irrevocable loan commitments and is predominantly counterparty credit risk.

The credit risk on the securities purchased under resale agreements and securities borrowed designated under the fair value option is mitigated by the holding of collateral. The valuation of these instruments takes into account the credit enhancement in the form of the collateral received. As such there is no material movement during the year or cumulatively due to movements in counterparty credit risk on these instruments.

Changes in fair value of financial assets attributable to movements in counterparty credit risk

in € m.	Dec 31, 2019	Dec 31, 2018
Notional value of financial assets exposed to credit risk	0	0
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0
Notional of credit derivatives used to mitigate credit risk	0	0
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]

in € m.	Dec 31, 2019	Dec 31, 2018²
Presented in Other comprehensive Income
Cumulative change in the fair value	(34)	(49)
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

[1]The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.

Transfers of the cumulative gains or losses within equity during the period

in € m.	Dec 31, 2019	Dec 31, 2018
Cumulative gains or losses within equity during the period	0	0

Amounts realized on derecognition of liabilities designated at fair value through profit or loss

in € m.	Dec 31, 2019	Dec 31, 2018
Amount presented in other comprehensive income realized at derecognition	0	(3)

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Including undrawn loan commitments²	873	2,545
Excluding undrawn loan commitments	357	2,536

[1]Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.

[2]The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.